ACCOUNTING ESTIMATES AND JUDGMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,672,550	$ 2,710,382	$ 2,280,575	$ 3,313,401
Deferred tax assets	364,021	384,580
Recognize deferred tax assets for tax losses	(45,991)	(73,814)	270,904
Deferred revenue	$ 1,550,447	1,535,229
Description of change in ticket usage

An hypothetical change of 1% in passenger behavior regarding to the ticket usage,—that is, if during the next six months after sells probability of used were 89% rather than 90%, as we consider, it would lead to a change in the expiry period from six to seven months, which, as of December 31, 2016, would have an impact of up to ThUS$ 20,000.

Impact of fair value of unused kilometers	$ 8,000	8,400
Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,146,692	2,176,634	1,835,088	2,658,503
Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	525,858	533,748	$ 445,487	$ 654,898
Airport Slots [Member] | Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	964,513	978,849
Airport Slots [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life
LATAM Fidelidade and Multiplus Loyalty Program [Member]
Disclosure of detailed information about intangible assets [line items]
Deferred revenue	364,866	392,107
Probable change in deferred revenue	16,700	14,639
Loyalty Program [Member] | Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life
Loyalty Program [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	321,440	326,262
LATAM Pass Loyalty Program [Member]
Disclosure of detailed information about intangible assets [line items]
Deferred revenue	853,505	896,190
Probable change in deferred revenue	$ 25,000	$ 30,632
Trade Marks [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of brands from indefinite useful life	5 years